Leases (Analysis Of Rent Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010
Total rent expense	$ 155.1	$ 142.0	$ 135.9
Restaurant Minimum Rent
Total rent expense	130.9	120.6	111.7
Restaurant Percentage Rent
Total rent expense	5.6	5.3	5.1
Restaurant Rent Averaging Expense
Total rent expense	12.9	11.1	10.0
Transportation Equipment
Total rent expense	3.5	3.2	3.3
Office Equipment
Total rent expense	0.6	0.4	0.8
Office Space
Total rent expense	1.0	0.9	4.5
Warehouse Space
Total rent expense	$ 0.6	$ 0.5	$ 0.5